Subsequent events (Details Narrative) - R$ / shares	Mar. 07, 2022	Feb. 24, 2022	Jan. 27, 2022	Dec. 31, 2021	Oct. 27, 2021	Aug. 04, 2021	Apr. 26, 2021	Dec. 23, 2020	Mar. 12, 2019
IfrsStatementLineItems [Line Items]
Repurchase shares program				2,142,051
Proportion of ownership interest						100.00%
Purchase prices per share				R$ 99.76			R$ 0.00005
I Clinic Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest		100.00%
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Repurchase shares program			1,874,457		1,383,108			1,015,844
Class B Ordinary Shares [Member] | Nicolau Carvalho Esteves [Member]
IfrsStatementLineItems [Line Items]
Repurchase shares program	6,000,000
Ordinary shares [member] | Nicolau Carvalho Esteves [Member]
IfrsStatementLineItems [Line Items]
Repurchase shares program									160,000
Purchase prices per share	R$ 26.90